SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,488	$ 4,463
Additions - Cost	2,750	25
Cost	7,238	4,488
Accumulated Amortization	1,913	1,021
Additions - Accumulated amortization	1,168	892
Accumulated Amortization	3,081	1,913
Carrying amounts	2,575	3,442
Carrying amounts	4,157	2,575
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	25
Additions - Cost		25
Cost	25	25
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,168	1,168
Additions - Cost	2,750
Cost	3,918	1,168
Accumulated Amortization	632	398
Additions - Accumulated amortization	509	234
Accumulated Amortization	1,141	632
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,839	2,839
Additions - Cost
Cost	2,839	2,839
Accumulated Amortization	1,136	568
Additions - Accumulated amortization	567	568
Accumulated Amortization	1,703	1,136
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	456	456
Additions - Cost
Cost	456	456
Accumulated Amortization	145	55
Additions - Accumulated amortization	92	90
Accumulated Amortization	$ 237	$ 145